Balance Sheet Details (Details) - Schedule of Annual Amortization Expense - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Annual Amortization Expense [Abstract]
2024	$ 598,786
2025	968,457	$ 1,012,870
2026	968,457	1,326,837
2027	968,457	1,326,837
2028	968,457	1,326,837
Thereafter	8,293,916	9,777,930
Total	$ 12,766,530	$ 16,098,148